Execution of Standby Equity Purchase Agreement and Promissory Note (Tables)	6 Months Ended
Jun. 30, 2024
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Schedule of Reconciliation of the Carrying Amount of the Promissory Notes	The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the six-month period ended June 30, 2024:
Six months period ended June 30,
2024
Unaudited
Opening balance	7,139
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,721)
Recognition of discount, interest and exchange differences expenses	494
Income from exchange differences	-
Closing balance	3,912